STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2022
Other income:
Diluted weighted average shares outstanding, ordinary shares subject to redemption				11,065,753
CIK 0001853314 Gesher I Acquisition Corp
Formation and operating costs	$ 491,733	$ 216,576	$ 14,946	$ 3,713,311
Loss from operations	(491,733)	(216,576)	(14,946)	(3,713,311)
Other income:
Change in fair value of over-allotment units		44,550		44,550
Interest income earned on Trust Account	978,382	2,462		673,042
Total other income	978,382	47,012		717,592
Net income (loss)	$ 486,649	$ (169,564)	$ (14,946)	$ (2,995,719)
Basic weighted average shares outstanding, ordinary shares subject to redemption	11,500,000	9,777,174		11,065,753
Diluted weighted average shares outstanding, ordinary shares subject to redemption	11,500,000	9,777,174
Basic net loss per ordinary share subject to possible redemption	$ 0.03	$ (0.01)		$ (0.21)
Diluted net loss per ordinary share subject to possible redemption	$ 0.03	$ (0.01)		$ (0.21)
Basic weighted average shares outstanding, nonredeemable ordinary shares	3,075,000	2,997,554	2,700,000	3,055,479
Diluted weighted average shares outstanding, nonredeemable ordinary shares	3,075,000	2,997,554	2,700,000	3,055,479
Basic net income (loss) per nonredeemable ordinary share	$ 0.03	$ (0.01)	$ (0.01)	$ (0.21)
Diluted net income (loss) per nonredeemable ordinary share	$ 0.03	$ (0.01)	$ (0.01)	$ (0.21)